ING Life Insurance and Annuity Company
and its Variable Annuity Account C

University of Texas System Retirement Programs

Supplement dated April 29, 2011 to the Contract Prospectus dated April 29, 2011

The information in this Supplement updates and amends certain information contained in your variable annuity Contract Prospectus. Please read it carefully and keep it with your current variable annuity
Contract Prospectus for future reference.

1. The information on page 20 of the Contract Prospectus about the unaffiliated fund families currently offered through the contract that made payments to the Company or its affiliates in 2010 is hereby deleted and replaced with the following:

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2010, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

• Fidelity Investments®	• Amana Funds
• American FundsSM	• American Century Investments
• Franklin® Templeton® Investments	• Loomis Sayles Funds
• OppenheimerFunds, Inc.	• BlackRock, Inc.
• Columbia Funds	• Alger Funds
• Allianz Funds	• Ariel Mutual Funds
• PAX World Funds	• Artisan Funds
• Invesco Investments	• Lazard Funds, Inc.
• Pioneer Investments

2. Appendix II – Description of Underlying Funds is deleted in its entirety and replaced with the following.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) ING Life Insurance and Annuity Company. Securities are distributed by ING Financial Advisers,
LLC (member SIPC), One Orange Way, Windsor, CT 06095. Securities may also be distributed through other broker-dealers with which ING Financial Advisers, LLC has selling agreements.

X.134760-11	Page 1 of 12	April 2011

APPENDIX II
DESCRIPTION OF UNDERLYING FUNDS

List of Fund Name Changes

New Fund Name	Former Fund Name
ING BlackRock Health Sciences Opportunities Portfolio	ING Wells Fargo Health Care Portfolio
ING Invesco Van Kampen Comstock Portfolio	ING Van Kampen Comstock Portfolio
ING Invesco Van Kampen Growth and Income Portfolio	ING Van Kampen Growth and Income Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview – Questions: Contacting the Company,”
by accessing the SEC’s web site or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address show on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
Alger Green Fund	Seeks long-term capital appreciation.

Investment Adviser: Fred Alger Management, Inc.

Amana Growth Fund	Seeks long-term capital growth.

Investment Adviser: Saturna Capital Corporation

Amana Income Fund	Seeks current income and preservation of capital.

Investment Adviser: Saturna Capital Corporation

American Century® Inflation-Adjusted Bond Fund	Seeks to provide total return and inflation protection
consistent with investments in inflation-indexed securities.
Investment Adviser: American Century Investment
Management, Inc.

Ariel Fund	Seeks long-term capital appreciation by investing in
undervalued companies that show strong potential for
Investment Adviser: Ariel Investments, LLC	growth.

Artisan International Fund	Seeks maximum long-term capital growth.

Investment Adviser: Artisan Partners Limited
Partnership

X.134760-11	Page 2 of 12	April 2011

Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
BlackRock Mid Cap Value Opportunities Fund	Seeks capital appreciation and, secondarily, income by
investing in securities, primarily equity securities that Fund
Investment Adviser: BlackRock Advisors, LLC	management believes are undervalued and therefore
represent an investment value.
Subadviser: BlackRock Investment Management, LLC

Cohen & Steers Realty Shares, Inc.	A non-diversified fund that seeks total return through
investment in real estate securities.
Investment Adviser: Cohen & Steers Capital
Management, Inc.

Columbia Diversified Equity Income Fund	Seeks to provide shareholders with a high level of current
income and as a secondary objective, steady growth of
Investment Adviser: Columbia Management Investment	capital.
Advisers, LLC

Columbia Mid Cap Value Fund	Seeks long-term capital appreciation.

Investment Adviser: Columbia Management Investment
Advisers, LLC

EuroPacific Growth Fund Ò	Seeks to provide long-term growth of capital.

Investment Adviser: Capital Research and Management
CompanySM

Fidelity Ò VIP Contrafund Ò Portfolio	Seeks long-term capital appreciation.

Investment Adviser: Fidelity Management & Research
Company (“FMR”)

Subadvisers: FMR Co., Inc. and other affiliates of FMR

Fidelity Ò VIP Equity-Income Portfolio	Seeks reasonable income. Also considers the potential for
capital appreciation. Seeks to achieve a yield which exceeds
Investment Adviser: Fidelity Management & Research	the composite yield on the securities comprising the S&P
Company (“FMR”)	500® Index.

Subadvisers: FMR Co., Inc. and other affiliates of FMR

Franklin Small Cap Value Securities Fund	Seeks long-term total return. The Fund normally invests at
least 80% of its net assets in investments of small
Investment Adviser: Franklin Advisory Services, LLC	capitalization companies.

Fundamental InvestorsSM	Seeks to achieve long-term growth of capital and income.

Investment Adviser: Capital Research and Management
CompanySM

X.134760-11	Page 3 of 12	April 2011

Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
ING American Century Small-Mid Cap Value Portfolio	Seeks long-term capital growth; income is a secondary
objective.
Investment Adviser: Directed Services LLC
Subadviser: American Century Investment Management,
Inc.
ING Artio Foreign Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: Artio Global Management, LLC
ING Baron Small Cap Growth Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: BAMCO, Inc.
ING BlackRock Health Sciences Opportunities Portfolio	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: BlackRock Advisors, LLC
ING BlackRock Large Cap Growth Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: BlackRock Investment Management, LLC
ING BlackRock Science and Technology Opportunities	Seeks long-term capital appreciation.
Portfolio
Investment Adviser: ING Investments, LLC
Subadviser: BlackRock Advisors, LLC
ING Clarion Global Real Estate Portfolio	Seeks high total return, consisting of capital appreciation
and current income.
Investment Adviser: ING Investments, LLC
Subadviser: ING Clarion Real Estate Securities LLC
ING Clarion Real Estate Portfolio	A non-diversified Portfolio that seeks total return including capital appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: ING Clarion Real Estate Securities LLC
ING Davis New York Venture Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: Davis Selected Advisers, L.P.

X.134760-11	Page 4 of 12	April 2011

Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
ING Fidelity® VIP Mid Cap Portfolio	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

(Investment Adviser to the Master Fund): Fidelity
Management & Research Company

Subadviser: Fidelity Management and Research
Company, Inc.

* Fidelity is a registered trademark of Fidelity
Management & Research LLC

ING FMRSM Diversified Mid Cap Portfolio*	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research Company

*FMR is a service mark of Fidelity Management &
Research Company

ING Global Bond Portfolio	Seeks to maximize total return trough a combination of
current income and capital appreciation.
Investment Adviser: Directed Services LLC

Subadviser: ING Investment Management Co.

ING Growth and Income Portfolio	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: ING Investments, LLC	convertible into common stocks. It is anticipated that
capital appreciation and investment income will both be
Subadviser: ING Investment Management Co.	major factors in achieving total return.

ING Index Plus LargeCap Portfolio	Seeks to outperform the total return performance of the
S&P 500 Index, while maintaining a market level of risk.
Investment Adviser: ING Investments, LLC

Subadviser: ING Investment Management Co.

ING Index Plus MidCap Portfolio	Seeks to outperform the total return performance of the
Standard & Poor’s MidCap 400 Index, while maintaining a
Investment Adviser: ING Investments, LLC	market level of risk.

Subadviser: ING Investment Management Co.

ING Index Plus SmallCap Portfolio	Seeks to outperform the total return performance of the
Standard & Poor’s SmallCap 600 Index, while maintaining
Investment Adviser: ING Investments, LLC	a market level of risk.

Subadviser: ING Investment Management Co.

X.134760-11	Page 5 of 12	April 2011

Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
ING Intermediate Bond Portfolio	Seeks to maximize total return consistent with reasonable
risk. The Portfolio seeks its objective through investments
Investment Adviser: ING Investments, LLC	in a diversified portfolio consisting primarily of debt
securities. It is anticipated that capital appreciation and
Subadviser: ING Investment Management Co.	investment income will both be major factors in achieving
total return.
ING International Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of a widely accepted
Investment Adviser: ING Investments, LLC	international Index.
Subadviser: ING Investment Management Co.
ING International Value Portfolio	Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co.
ING Invesco Van Kampen Comstock Portfolio	Seeks capital growth and income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
ING Invesco Van Kampen Growth and Income Portfolio	Seeks long-term growth of capital and income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.
ING Janus Contrarian Portfolio	A non-diversified Portfolio that seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Janus Capital Management, LLC
ING JPMorgan Small Cap Core Equity Portfolio	Seeks capital growth over the long term.
Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.
ING Large Cap Growth Portfolio	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co.
ING Large Cap Value Portfolio	Seeks long-term growth of capital and current income.
Investment Adviser: Directed Services LLC
Subadviser: ING Investment Management Co.

X.134760-11	Page 6 of 12	April 2011

Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
ING Marsico Growth Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Marsico Capital Management, LLC
ING MFS Utilities Portfolio	Seeks total return.
Investment Adviser: Directed Services LLC
Subadviser: Massachusetts Financial Services Company
ING MidCap Opportunities Portfolio	Seeks long-term capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co.
ING Money Market Portfolio*	Seeks to provide high current return, consistent with
preservation of capital and liquidity, through investment in
Investment Adviser: ING Investments, LLC	high-quality money market instruments while maintaining a
stable share price of $1.00.
Subadviser: ING Investment Management Co.
*There is no guarantee that the ING Money Market
Subaccount will have a positive or level return.
ING Oppenheimer Global Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: OppenheimerFunds, Inc.
ING PIMCO High Yield Portfolio	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Subadviser: Pacific Investment Management Company
LLC
ING Pioneer Fund Portfolio	Seeks reasonable income and capital growth.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.
ING Pioneer High Yield Portfolio	Seeks to maximize total return through income and capital
appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.

X.134760-11	Page 7 of 12	April 2011

Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
ING Pioneer Mid Cap Value Portfolio	Seeks capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Pioneer Investment Management, Inc.
ING Russell TM Large Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total
Investment Adviser: ING Investments, LLC	return of the Russell Top 200® Growth Index.
Subadviser: ING Investment Management Co.
ING RussellTM Large Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200®
Investment Adviser: ING Investments, LLC	Index.
Subadviser: ING Investment Management Co.
ING RussellTM Large Cap Value Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total
Investment Adviser: ING Investments, LLC	return of the Russell Top 200® Value Index.
Subadviser: ING Investment Management Co.
ING RussellTM Mid Cap Growth Index Portfolio	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total
Investment Adviser: ING Investments, LLC	return of the Russell Midcap® Growth Index.
Subadviser: ING Investment Management Co.
ING RussellTM Mid Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Midcap® Index.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co.
ING RussellTM Small Cap Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell 2000® Index.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co.
ING Small Company Portfolio	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks of companies with
Investment Adviser: ING Investments, LLC	smaller market capitalizations.
Subadviser: ING Investment Management Co.
ING Solution Growth Portfolio	Seeks to provide capital growth through a diversified asset
allocation strategy.
Investment Adviser: Directed Services LLC
Consultant: Investment Committee

X.134760-11	Page 8 of 12	April 2011

Fund Name		Investment Objective(s)
Investment Adviser/Subadviser
ING Solution Income Portfolio	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to
Investment Adviser: Directed Services LLC	retirement.

Consultant: Investment Committee

ING Solution Moderate Portfolio	Seeks to provide a combination of total return and stability of principal through a diversified asset allocation strategy.
Investment Adviser: Directed Services LLC

Consultant: Investment Committee

ING Solution 2015 Portfolio	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation
Investment Adviser: Directed Services LLC	targeted at retirement in approximately 2015. On the Target
Date, the Portfolio’s investment objective will be to seek to
Consultant: Investment Committee	provide a combination of total return and stability of
principal consistent with an asset allocation targeted to
retirement.

ING Solution 2025 Portfolio	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation
Investment Adviser: Directed Services LLC	targeted at retirement in approximately 2025. On the Target
Date, the Portfolio’s investment objective will be to seek to
Consultant: Investment Committee	provide a combination of total return and stability of
principal consistent with an asset allocation targeted to
retirement.

ING Solution 2035 Portfolio	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation
Investment Adviser: Directed Services LLC	targeted at retirement in approximately 2035. On the Target
Date, the Portfolio’s investment objective will be to seek to
Consultant: Investment Committee	provide a combination of total return and stability of
principal consistent with an asset allocation targeted to
retirement.
ING Solution 2045 Portfolio	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation
Investment Adviser: Directed Services LLC	targeted at retirement in approximately 2045. On the Target
Date, the Portfolio’s investment objective will be to seek to
Consultant: Investment Committee	provide a combination of total return and stability of
principal consistent with an asset allocation targeted to
retirement.

ING Solution 2055 Portfolio	Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation
Investment Adviser: Directed Services LLC	targeted at retirement in approximately 2055. On the Target
Date, the Portfolio’s investment objective will be to seek to
Consultant: Investment Committee	provide a combination of total return and stability of
principal consistent with an asset allocation targeted to
retirement.

X.134760-11	Page 9 of 12	April 2011

Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
ING Strategic Allocation Conservative Portfolio	Seeks to provide total return (i.e., income and capital
growth, both realized and unrealized) consistent with
Investment Adviser: ING Investments, LLC	preservation of capital.
Subadviser: ING Investment Management Co.
ING Strategic Allocation Growth Portfolio	Seeks to provide capital appreciation.
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co.
ING Strategic Allocation Moderate Portfolio	Seeks to provide total return (i.e., income and capital
appreciation, both realized and unrealized).
Investment Adviser: ING Investments, LLC
Subadviser: ING Investment Management Co.
ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return,
consistent with the preservation of capital and prudent
Investment Adviser: Directed Services LLC	investment risk.
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Diversified Mid Cap Growth	Seeks long-term capital appreciation.
Portfolio
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Equity Income Portfolio	Seeks substantial dividend income as well as long-term
growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING T. Rowe Price International Stock Portfolio	Seeks long-term growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.
ING Templeton Foreign Equity Portfolio	Seeks long-term capital growth.
Investment Adviser: Directed Services LLC
Subadviser: Templeton Investment Counsel, LLC

X.134760-11	Page 10 of 12	April 2011

Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
ING UBS U.S. Large Cap Equity Portfolio	Seeks long-term growth of capital and future income.
Investment Adviser: Directed Services LLC
Subadviser: UBS Global Asset Management (Americas)
Inc.
ING U.S. Bond Index Portfolio	Seeks investment results (before fees and expenses) that
correspond to the total return of the Barclays Capital U.S.
Investment Adviser: ING Investments, LLC	Aggregate Bond Index.
Subadviser: Neuberger Berman Fixed Income LLC
Invesco Mid Cap Core Equity Fund	Seeks long-term growth of capital.
Investment Adviser: Invesco Advisors, Inc.
Lazard U.S. Mid Cap Equity Portfolio	Seeks long-term capital appreciation.
Investment Adviser: Lazard Asset Management LLC

Loomis Sayles Small Cap Value Fund	Seeks long-term capital growth from investments in
common stocks or other equity securities.
Investment Adviser: Loomis, Sayles & Company, L.P.
New Perspective Fund Ò	Seeks to provide long-term growth of capital. Future
income is a secondary objective.
Investment Adviser: Capital Research and Management
CompanySM
Oppenheimer Developing Markets Fund	Aggressively seeks capital appreciation.
Investment Adviser: OppenheimerFunds, Inc.
Pax World Balanced Fund	Seeks income and conservation of principal and secondarily
long-term growth of capital.
Investment Adviser: Pax World Management LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of
real capital and prudent investment management.
Investment Adviser: Pacific Investment Management
Company LLC (PIMCO)
Pioneer Emerging Markets VCT Portfolio	Seeks long-term growth of capital.
Investment Adviser: Pioneer Investment Management,
Inc.
SMALLCAP World Fund®	Seeks to provide long-term growth of capital.
Investment Adviser: Capital Research and Management
CompanySM

X.134760-11	Page 11 of 12	April 2011

Fund Name	Investment Objective(s)
Investment Adviser/Subadviser
Templeton Global Bond Fund	Current income with capital appreciation and growth of
income.
Investment Adviser: Franklin Advisers, Inc.

The Bond Fund of AmericaSM	Seeks to provide as high a level of current income as is
consistent with the preservation of capital.
Investment Adviser: Capital Research and Management
CompanySM

The Growth Fund of America Ò	Seeks to provide growth of capital.

Investment Adviser: Capital Research and Management
CompanySM

USAA Precious Metals and Minerals Fund	A non-diversified fund that seeks long-term capital
appreciation and to protect the purchasing power of your
Investment Adviser: USAA Investment Management	capital against inflation.
Company

Wanger International	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC

Wanger Select	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC

Wanger USA	Seeks long-term capital appreciation.

Investment Adviser: Columbia Wanger Asset
Management, LLC

X.134760-11	Page 12 of 12	April 2011